CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
CAPITAL MANAGEMENT [Abstract]
Disclosure of detailed information about capital [text block]
The Company monitors capital on the basis of the debt to capital ratio, which is calculated as net debts divided by equity attributable to shareholders of the Company.

	As of December 31,
	2018	2017
	RMB’000	RMB’000
Interest-bearing bank borrowings	-	-
Amounts owed to related parties	36,203	36,017
Total debts	36,203	36,017
Less: Cash and cash equivalents (excluding restricted bank balances)	(9,016)	(2,328)
Net debts	27,187	33,689
Equity attributable to shareholders of the Company	275,712	694,530
Gearing ratio	9.9%	4.9%